Container Purchases	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Container Purchases

(4) Container Purchases

In 2018, the Company purchased 17,812 containers that it had been managing for an institutional investor for cash purchase consideration of $13,191, which was based on the fair value of the assets acquired and recorded in our Containers, net. The Company previously managed these containers for the institutional investor, accordingly, intangible asset for the management rights relinquished amounting to $835 was written-off.

In 2017, the Company concluded three separate purchases totaling 19,802 containers that it had been managing for institutional investors, including related net investment in direct financing and sales-type leases, accounts receivable, due from owners, net, accounts payable and accrued expenses for total cash purchase consideration of $19,893. The Company previously managed these fleets for the institutional investors, accordingly, intangible asset for the management rights relinquished amounting to $170 was written-off. The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows and there were no intangible assets recognized related to the leases:

Containers, net	$18,453
Other net assets	1,440
Purchase price	$19,893